Bank Borrowings and other loans (Details) - USD ($)		Jun. 30, 2018	Jun. 30, 2017
Short-term Debt [Line Items]
Short-term Debt		$ 67,336,545	$ 66,414,123
Bank Borrowings [Member]
Short-term Debt [Line Items]
Short-term Debt		39,441,876	66,414,123
Bank Borrowings [Member] | Dantu high credit cooperatives [Member]
Short-term Debt [Line Items]
Short-term Debt		7,222,071	7,036,021
Bank Borrowings [Member] | Danyang branch of China Construction Bank [Member]
Short-term Debt [Line Items]
Short-term Debt		0	3,309,750
Bank Borrowings [Member] | Bank of Danyang Jiangsu branch [Member]
Short-term Debt [Line Items]
Short-term Debt		3,490,164	3,731,894
Bank Borrowings [Member] | Zhenjiang branch of Shanghai Pudong Development Bank [Member]
Short-term Debt [Line Items]
Short-term Debt		0	5,826,474
Bank Borrowings [Member] | Huaxia Bank Zhenjiang branch [Member]
Short-term Debt [Line Items]
Short-term Debt		0	5,900,080
Bank Borrowings [Member] | Minsheng Bank Zhenjiang branch [Member]
Short-term Debt [Line Items]
Short-term Debt		3,535,491	3,453,224
Bank Borrowings [Member] | Industrial and Commercial Bank of China Dantu District Branch [Member]
Short-term Debt [Line Items]
Short-term Debt		0	12,200,195
Bank Borrowings [Member] | CITIC Bank Zhenjiang branch [Member]
Short-term Debt [Line Items]
Short-term Debt		5,968,030	5,826,474
Bank Borrowings [Member] | China Merchants Bank Danyang branch [Member]
Short-term Debt [Line Items]
Short-term Debt		19,226,120	19,130,011
Other Loans [Member]
Short-term Debt [Line Items]
Short-term Debt		27,894,669	0
Other Loans [Member] | China Orient Asset Management Co Ltd [Member]
Short-term Debt [Line Items]
Short-term Debt	[1]	9,354,645	0
Other Loans [Member] | Jiangsu Asset Management Co Ltd [Member]
Short-term Debt [Line Items]
Short-term Debt	[2]	6,043,423	0
Other Loans [Member] | China Huarong Asset Management Co Ltd [Member]
Short-term Debt [Line Items]
Short-term Debt	[3]	$ 12,496,601	$ 0

[1]	Transferred from Danyang branch of China Construction Bank and Zhenjiang branch of Shanghai Pudong Development Bank, total amount is $3,386,616 and $5,968,029 respectively.
[2]	Transferred from Huaxia Bank Zhenjiang branch
[3]	Transferred from Industrial and Commercial Bank of China Dantu District Branch